Derivative Instruments and Hedging Activities (Tables)	9 Months Ended
Sep. 30, 2020
Derivative [Line Items]
Schedule of Foreign Exchange Contracts, Statement of Financial Position [Table Text Block]	As at September 30, 2020, the Company was committed to the following cross currency swaps:

					Fair Value / Carrying Amount of Asset / (Liability) $
Notional Amount NOK	Notional Amount USD	Floating Rate Receivable
		Reference Rate	Margin	Fixed Rate Payable		Remaining Term (years)
1,200,000	146,500	NIBOR	6.00%	7.72%	(20,638)	1.1
850,000	102,000	NIBOR	4.60%	7.89%	(18,606)	2.9
1,000,000	112,000	NIBOR	5.15%	5.74%	(5,529)	4.9
					(44,773)

Schedule of Interest Rate Derivatives [Table Text Block]
As at September 30, 2020, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt and EURIBOR-based debt, whereby certain of the Company’s floating-rate debts were swapped with fixed-rate obligations:

	Interest Rate Index	Principal Amount	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (years)	Fixed Swap Rate (%)(1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	821,196	(73,352)	4.0	3.0
EURIBOR-Based Debt:
Euro-denominated interest rate swaps	EURIBOR	70,577	(6,395)	2.9	3.9
			(79,747)

(1)Excludes the margins the Company pays on its variable-rate debt which, as of September 30, 2020, ranged from 0.3% to 3.95%.
(2)Includes interest rate swaps with the notional amount reducing quarterly or semi-annually. Three interest rate swaps are subject to mandatory early termination in 2021 and 2024, at which time the swaps will be settled based on their fair value.

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following tables present the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s unaudited consolidated balance sheets.

	Prepaid Expenses and Other	Other Non-Current Assets	Accrued Liabilities and Other (1)	Accrued Liabilities and Other (2)	Other Long-Term Liabilities
	$	$	$	$	$
As at September 30, 2020
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	(65)	(3,132)	(10,790)
Derivatives not designated as a cash flow hedge:
Interest rate swap agreements	—	—	(3,572)	(27,821)	(34,367)
Cross currency swap agreements	—	—	(956)	(6,266)	(37,551)
Forward freight agreements	—	—	—	(483)	—
	—	—	(4,593)	(37,702)	(82,708)

	Prepaid Expenses and Other	Other Non-Current Assets	Accrued Liabilities and Other (1)	Accrued Liabilities and Other (2)	Other Long-Term Liabilities
	$	$	$	$	$
As at December 31, 2019
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	(13)	(836)	(3,475)
Derivatives not designated as a cash flow hedge:
Foreign currency forward contracts	—	—	—	(202)	—
Interest rate swap agreements	932	1,916	(2,948)	(15,478)	(29,452)
Cross currency swap agreements	—	—	(456)	(22,661)	(18,987)
Forward freight agreements	—	—	—	(86)	—
	932	1,916	(3,417)	(39,263)	(51,914)
(1)Represents accrued interest related to derivative instruments presented in accrued liabilities and other on the consolidated balance sheets (see Note 8).
(2)Represents the current portion of derivative liabilities presented in accrued liabilities and other on the consolidated balance sheets (see Note 8).

Schedule of Cash Flow Hedges
For the periods indicated, the following tables present the gains (losses) on interest rate swap agreements designated and qualifying as cash flow hedges (excluding such agreements in equity-accounted investments):

Three Months Ended September 30, 2020		Three Months Ended September 30, 2019
Amount of Gain Recognized in OCI	Amount of Loss Reclassified from Accumulated OCI to Interest Expense	Amount of Loss Recognized in OCI	Amount of Gain Reclassified from Accumulated OCI to Interest Expense
616	(835)	(2,244)	22

Nine Months Ended September 30, 2020		Nine Months Ended September 30, 2019
Amount of Loss Recognized in OCI	Amount of Loss Reclassified from Accumulated OCI to Interest Expense	Amount of Loss Recognized in OCI	Amount of Gain Reclassified from Accumulated OCI to Interest Expense
(9,610)	(1,469)	(9,646)	430

Derivative Not Designated as Hedging Instruments [Table Text Block]
Realized and unrealized (losses) gains from derivative instruments that are not designated for accounting purposes as cash flow hedges are recognized in earnings and reported in realized and unrealized (losses) gains on non-designated derivatives in the unaudited consolidated statements of (loss) income as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	$	$	$	$
Realized (losses) gains relating to:
Interest rate swap agreements	(5,349)	(2,247)	(11,905)	(5,720)
Foreign currency forward contracts	379	—	138	—
Stock purchase warrants	—	—	—	(25,559)
Forward freight agreements	(183)	435	(433)	393
	(5,153)	(1,812)	(12,200)	(30,886)
Unrealized gains (losses) relating to:
Interest rate swap agreements	3,956	(623)	(20,107)	(14,839)
Foreign currency forward contracts	(53)	(435)	202	(536)
Stock purchase warrants	—	—	—	26,900
Forward freight agreements	(221)	946	(299)	1,050
	3,682	(112)	(20,204)	12,575
Total realized and unrealized losses on derivative instruments	(1,471)	(1,924)	(32,404)	(18,311)

Schedule of Derivative Gains and Losses in Consolidated Statements of Financial Performance [Table Text Block]
Realized and unrealized (losses) gains from cross currency swaps are recognized in earnings and reported in foreign exchange (loss) gain in the unaudited consolidated statements of (loss) income as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	$	$	$	$
Realized losses on maturity and termination of cross currency swaps	—	—	(33,844)	—
Realized losses	(1,669)	(1,431)	(4,915)	(3,952)
Unrealized gains (losses)	1,489	(23,759)	(2,169)	(25,819)
Total realized and unrealized losses on cross currency swaps	(180)	(25,190)	(40,928)	(29,771)